Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
March 31, 2023
VIPF2065-NPRT1-0523
1.9894059.103
Domestic Equity Funds - 48.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,926	202,324
VIP Equity-Income Portfolio Initial Class (a)	6,974	165,223
VIP Growth & Income Portfolio Initial Class (a)	8,982	225,527
VIP Growth Portfolio Initial Class (a)	4,220	330,442
VIP Mid Cap Portfolio Initial Class (a)	1,560	52,601
VIP Value Portfolio Initial Class (a)	7,000	118,514
VIP Value Strategies Portfolio Initial Class (a)	4,064	59,097
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,058,742)		1,153,728

International Equity Funds - 39.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	29,385	301,488
VIP Overseas Portfolio Initial Class (a)	26,931	644,189
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $931,321)		945,677

Bond Funds - 10.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,418	50,555
Fidelity International Bond Index Fund (a)	1,434	12,966
Fidelity Long-Term Treasury Bond Index Fund (a)	12,296	132,184
VIP High Income Portfolio Initial Class (a)	1,411	6,393
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,834	46,355
TOTAL BOND FUNDS (Cost $267,444)		248,453

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $23,567)	23,567	23,567

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,281,074)	2,371,425
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209)
NET ASSETS - 100.0%	2,371,216

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	48,411	17,175	16,677	(184)	(1,660)	3,306	50,555
Fidelity International Bond Index Fund	12,455	4,185	4,007	-	(119)	452	12,966
Fidelity Long-Term Treasury Bond Index Fund	134,595	42,372	52,830	1,072	(8,195)	16,242	132,184
VIP Contrafund Portfolio Initial Class	186,618	56,451	56,955	1,929	(8,012)	24,222	202,324
VIP Emerging Markets Portfolio Initial Class	314,462	92,056	117,703	565	(21,547)	34,220	301,488
VIP Equity-Income Portfolio Initial Class	167,226	48,298	51,256	-	(5,898)	6,853	165,223
VIP Government Money Market Portfolio Initial Class 4.62%	16,147	28,576	21,156	162	-	-	23,567
VIP Growth & Income Portfolio Initial Class	216,390	67,438	68,411	841	(3,669)	13,779	225,527
VIP Growth Portfolio Initial Class	293,073	99,062	90,816	2,132	(12,324)	41,447	330,442
VIP High Income Portfolio Initial Class	6,121	2,029	1,921	4	(141)	305	6,393
VIP Investment Grade Bond II Portfolio - Initial Class	18,067	39,966	12,472	6	41	753	46,355
VIP Mid Cap Portfolio Initial Class	52,186	15,113	16,408	129	(2,870)	4,580	52,601
VIP Overseas Portfolio Initial Class	606,530	178,937	205,104	-	(26,304)	90,130	644,189
VIP Value Portfolio Initial Class	120,575	34,312	38,073	-	(3,010)	4,710	118,514
VIP Value Strategies Portfolio Initial Class	59,765	17,611	19,120	151	(2,269)	3,110	59,097
	2,252,621	743,581	772,909	6,807	(95,977)	244,109	2,371,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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